Allowance For Loan Losses (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Loan and Lease Losses, Adjustments, Net [Abstract]
Interest income forgone	$ 0.5	$ 0.6	$ 1.0